UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09973
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                      Excelsior Venture Investors III, LLC
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               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
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               (Address of principal executive offices) (Zip code)

                                 Ms. Diana Hill
                          United States Trust Company,
                              National Association
                               114 W. 47th Street
                               New York, NY 10036
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-352-4400
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                       Date of fiscal year end: October 31
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             Date of reporting period: July 1, 2005 - June 30, 2006
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Form N-PX is to be used by a registered  management  investment  company,  other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006




During the period July 1, 2005 to June 30, 2006, Excelsior Venture Investors III, LLC did not receive any proxy solicitations. Therefore, no proxy votes were cast during the period.



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                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                 Excelsior Venture Investors III, LLC
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By (Signature and Title)*      /s/ Leo P. Grohowski
                         -------------------------------------------------------
                               Leo P. Grohowski, Co-Chief Executive Officer
                               (Co-Principal Executive Officer)


Date          August 28, 2006
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By (Signature and Title)*      /s/ Raghav V. Nandagopal
                         -------------------------------------------------------
                               Raghav V. Nandagopal, Co-Chief Executive Officer (Co-Principal Executive Officer)


Date          August 28, 2006
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*Print the name and title of each signing officer under his or her signature.